Expenses by nature: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Personnel expenses
Salaries, fees and short-term benefits	$ 5,903,669	$ 5,804,883		$ 3,908,579
Share-based payments	490,769	1,340,001		1,460,316
Employee benefits expense	6,394,438	7,144,884		5,368,895
Amortization and derecognition	97,794	1,433,573		690,934
Research and development	5,148,233	3,630,079	[1]	4,865,255
Manufacturing	955,160	1,062,684		916,939
Inventory material costs	3,079,397	2,482,986		1,563,344
Write-down (write-up) of inventories (Note 7)	385,289	(108,817)	[1]	40,920
Medical affairs	1,108,090	1,040,755		865,368
Administration	1,724,584	1,526,682		948,226
Selling and logistics	5,395,373	5,355,876		3,103,722
Professional fees	801,882	559,287		140,573
Expenses by nature	$ 23,480,554	$ 22,768,874		$ 17,362,238

[1]	Restated